Stock Options and Warrants - Summary of Outstanding Warrants Related to Warrant Transactions (Parenthetical) (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Exercised		$ 8.64
Maximum [Member]
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price, Exercised	$ 8.64		$ 0.15
Weighted Average Exercise Price, Outstanding, Ending balance	$ 300.00	$ 300	$ 300